Other Investments	12 Months Ended
Dec. 31, 2025
Investments, All Other Investments [Abstract]
Other investments
10.	Other Investments

	Equity investments without readily determinable fair values	Debt security investments	Total
	RMB	RMB	RMB
Balance as of December 31, 2023	2,919	2,000	4,919
Additions	4,600	—	4,600
Fair value gain	—	348	348
Balance as of December 31, 2024	7,519	2,348	9,867
Additions	14,500	10,000	24,500
Fair value gain	8,624	2,339	10,963

Balance as of December 31, 2025	30,643	14,687	45,330

Balance as of December 31, 2025 (US$)	4,382	2,100	6,482

Equity investments without readily determinable fair values
In 2017, the Group assisted a third party in acquiring a land use right from the Guangzhou City government. In return for the Group’s assistance services, the Group received a cash consideration of RMB41,117 and minority equity interests in an entity, whose sole asset is the aforementioned land use right. The Group elected to use the measurement alternative to measure this investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. As of December 31, 2024 and 2025, the carrying value of this investment was RMB2,919 and RMB2,919 (US$417), respectively.
In 2024, the Group and a third-party vendor entered into an investment agreement to jointly invest in an entity principally engaging in research and development of power cells and batteries for electric vertical take-off
and landing aircraft. The Group holds 4.12% equity interests and has no significant influence on investee’s business operations and financial decisions. The Group elected to use the measurement alternative to measure this investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. As of December 31, 2024 and 2025, the carrying value of this investment was RMB4,600 and RMB4,600 (US$658), respectively.
In April 2025, the Group and three third-party investors jointly invested in an entity under control of the Group’s founder and Chairman of the Board, Mr. Huazhi Hu, which principally engages in research and development of unmanned mart yacht. The Group invested RMB14,500 (US$2,073) to hold 4.63% equity interests and has no significant influence on investee’s business operations and financial decisions. The Group elected to use the measurement alternative to measure this investment at cost, less any impairment, plus or minus changes resulting from observable price changes in orderly transactions for identical or similar investments of the same issuer. For the year ended December 31, 2025, the Group recorded investment income of RMB8,624 (US$1,234) by reference to observable price quoted from latest round of investee’s equity financing from a third-party. As of December 31, 2025, the carrying value of this investment was RMB23,124 (US$3,307).
Debt security investments
In September 2023 and June 2025, the Group acquired minority equity interests with redemption right in a solid-state lithium metal battery technology company for cash considerations of RMB2,000 and RMB10,000 (US$1,430), respectively. The ordinary shares are redeemable at the option of the Group if the investee fails to launch the initial public offering by June 30, 2031. The Group elected to account for the investment at fair value option by using a combination of valuation methodologies, including the equity allocation model and the pricing of recent rounds of financing of the investee. For the years ended December 31, 2024 and 2025, the Group recognized the fair value change of RMB348 and RMB2,339 (US$334), respectively.